Selling and Marketing Expenses (Details) - Schedule of Selling and Marketing Expenses - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Schedule of selling and marketing expenses [Abstract]
Salaries and related expenses	$ 691	$ 720	$ 2,007	$ 1,981
Advertising and marketing	697	472	1,321	1,334
Travel and conferences	36	33	137	119
Total	$ 1,424	$ 1,225	$ 3,465	$ 3,434